Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following summary reflects nonvested restricted common unit activity for awards issued by Williams Partners and related information for the year ended December 31, 2016:

Restricted Common Units Outstanding	Units	Weighted- Average Fair Value
	(Millions)
Nonvested at December 31, 2015	1.2	$55.93
Forfeited	(0.1)	$52.85
Vested	(0.5)	$59.09
Nonvested at December 31, 2016	0.6	$52.97